CALVERT SOCIAL INVESTMENT FUND ("CSIF")
Balanced, Bond, Equity and Enhanced Equity Portfolios

CALVERT SOCIAL INDEX SERIES, INC.
Calvert Social Index Fund

Class A, B and C Prospectus dated January 31, 2006 as revised April 7, 2006,
Class I Prospectus dated January 31, 2006 as revised August 10, 2006 and Statement of Additional Information dated January 31, 2006 as revised May 17, 2006

Date of Supplement: August 21, 2006

PROSPECTUS - CSIF BALANCED PORTFOLIO
SSgA Funds Management, Inc. ("SSgA FM")

Under "Advisor, Subadvisors and Portfolio Managers", with respect to the Equity Investments of CSIF Balanced Portfolio on page 89 of the Class A, B and C Prospectus and on page 77 of the Class I Prospectus, replace the introductory paragraph describing SSgA FM with the following:

SSgA Funds Management, Inc. (SSgA FM), One Lincoln Street, Boston, MA 02111, is an SEC registered investment advisor whose clients are all U.S. investment companies. It is a wholly-owned subsidiary of State Street Corporation, a public company. SSgA FM is an affiliate of State Street Global Advisors, which is the investment management division of State Street Bank and Trust Company, also a wholly-owned subsidiary of State Street Corporation. SSgA FM has managed equity assets in CSIF Balanced since March 2002.

Under "Advisor, Subadvisors and Portfolio Managers" with respect to the Equity Investments of CSIF Balanced Portfolio on pages 89-90 of the Class A, B and C Prospectus and on page 78 of the Class I Prospectus, delete Arlene Rockefeller of SSgA FM as a Portfolio Manager and revise the Portfolio Manager disclosure relating to SSgA FM as follows:

Name of Portfolio Manager	Title	Length of Service with Subadvisory Firm	Business Experience During Last 5 Years	Role on Management Team
Ric Thomas	Portfolio Manager	6 years with affiliates; with SSgA FM since inception on April 30, 2001.	Portfolio Manager in the Enhanced Equities Group.

Mr. Thomas is Director of the US Enhanced Equities Group and is responsible for the management and development of North American strategies. Ric focuses on managing both large-cap and small-cap strategies as well as providing research on SSgA's stock-ranking models.

John O'Connell	Portfolio Manager	6 years with affiliates; with SSgA FM since June 30, 2003.

2001-2006: Member of Enhanced Equities Portfolio Management Team (Mr. O'Connell formally joined SSgA FM in 2003); 2003-2006: portfolio manager for other SSgA FM accounts.

July 31, 2006: Portfolio Manager for this Fund in the Enhanced Equities Group.

Mr. O'Connell is responsible for the management of North American strategies. John focuses on managing both large-cap and small-cap strategies as well as providing research on SSgA's stock-ranking models.

PROSPECTUS - CSIF EQUITY PORTFOLIO
Atlanta Capital Management Company, LLC ("Atlanta Capital")

Under "Advisor, Subadvisors and Portfolio Managers" with respect to CSIF Equity Portfolio on page 91 of the Class A, B and C Prospectus and on page 79 of the Class I Prospectus, delete Paul J. Marshall of Atlanta Capital as a Portfolio Manager and add the following as a Portfolio Manager of Atlanta Capital:

Name of Portfolio Manager	Title	Length of Service with Subadvisory Firm	Business Experience During Last 5 Years	Role on Management Team
Richard B. England	Vice President and Principal	2 years	2001-2004: Senior Portfolio Manager, Putnam Investments. 2004-2006: Atlanta Capital Management. July 31, 2006: Became Portfolio Manager for this Fund.	Portfolio Manager

PROSPECTUS - CSIF ENHANCED EQUITY PORTFOLIO
SSgA Funds Management, Inc.

Under "Advisor, Subadvisors and Portfolio Managers", with respect to CSIF Enhanced Equity Portfolio on page 92 of the Class A, B and C Prospectus and on page 60 of the Class I Prospectus, replace the introductory paragraph describing SSgA FM with the following:

SSgA Funds Management, Inc. (SSgA FM), One Lincoln Street, Boston, MA 02111, is an SEC registered investment advisor whose clients are all U.S. investment companies. It is a wholly-owned subsidiary of State Street Corporation, a public company. SSgA FM is an affiliate of State Street Global Advisors, which is the investment management division of State Street Bank and Trust Company, also a wholly-owned subsidiary of State Street Corporation. SSgA FM has managed CSIF Enhanced Equity since its inception in April 1998.

Under "Advisor, Subadvisors and Portfolio Managers" with respect to CSIF Enhanced Equity Portfolio on page 92 of the Class A, B and C Prospectus and on page 80 of the Class I Prospectus, replace the second paragraph regarding SSgA FM with the following:

Ric Thomas and John O'Connell are SSgA FM's Portfolio Managers for CSIF Enhanced Equity (as of July 31, 2006 for Mr. O'Connell). Please see the information presented above with respect to SSgA FM's management of CSIF Balanced regarding these Portfolio Managers' titles, length of service with the Subadvisory firm, business experience during the last five years and role on the management team.

STATEMENT OF ADDITIONAL INFORMATION -- ALL FUNDS

Under "Potential Conflicts of Interest in Managing a Portfolio and Other Accounts" in the introductory paragraph on page 39 and "Compensation of Fund Portfolio Managers" in the charts on pages 43 through 49 of the Statement of Additional Information, revise the date as of which the disclosure is provided from December 31, 2005 to September 30, 2005. (This disclosure is not required for CSIF Money Market Portfolio.)

STATEMENT OF ADDITIONAL INFORMATION -- CSIF BALANCED PORTFOLIO
SSgA Funds Management, Inc.

Under "Other Accounts Managed by Fund Portfolio Managers" with respect to the Equity Investments of CSIF Balanced Portfolio on page 35 of the Statement of Additional Information, replace the chart relating to SSgA FM with the following:

SSgA FM:
Ric Thomas

Accounts Managed other than CSIF Balanced as of September 30, 2005 *	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	5	29	63
Total Assets in Other Accounts Managed	$690 million	$39.232 billion	$26.815 billion
Number of Other Accounts in which Advisory Fee is Based on Account's Performance	0	25**	26
Total Assets in Other Accounts in which Advisory Fee is Based on Account's Performance	$0	$38.708 billion**	$15.637 billion

* Please note that SSgA FM's enhanced assets are managed on a team basis. This table refers to SSgA, comprised of all of the investment management affiliates of State Street Corporation, including SSgA Funds Management, Inc.

** Includes those pooled investment vehicles in which SSgA's advisory fee from at least one investor is based on the account's performance.

SSgA FM:
John O'Connell

Accounts Managed other than CSIF Balanced as of July 31, 2006 *	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	8	43	63
Total Assets in Other Accounts Managed	$813 million	$46.080 billion	$28.894 billion
Number of Other Accounts in which Advisory Fee is Based on Account's Performance	0	37**	27
Total Assets in Other Accounts in which Advisory Fee is Based on Account's Performance	$0	$44.946 billion**	$15.767 billion

* Please note that SSgA FM's enhanced assets are managed on a team basis. This table refers to SSgA, comprised of all of the investment management affiliates of State Street Corporation, including SSgA Funds Management, Inc.

** Includes those pooled investment vehicles in which SSgA's advisory fee from at least one investor is based on the account's performance.

Under "Potential Conflicts of Interest in Managing a Portfolio and Other Accounts" with respect to the Equity Investments of CSIF Balanced Portfolio on page 40 of the Statement of Additional Information, delete the disclosure relating to SSgA FM and replace with the following:

SSgA FM:
Ric Thomas and John O'Connell (as of July 31, 2006 for Mr. O'Connell)

A Portfolio Manager may be subject to potential conflicts of interest because he or she is responsible for other accounts in addition to the Fund. Potential conflicts may arise out of (a) the Portfolio Manager's execution of different investment strategies for various accounts or (b) the allocation of investment opportunities among the Portfolio Manager's accounts with the same strategy.

A potential conflict of interest may arise as a result of the Portfolio Manager's responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the Portfolio Manager's accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment. The Portfolio Manager may also manage accounts whose objectives and policies differ from those of the Fund. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the Portfolio Manager may have adverse consequences for another account managed by the Portfolio Manager. For example, an account may sell a significant position in a security, which could cause the market price of that security to decrease, while the Fund maintained its position in that security.

A potential conflict may arise when the Portfolio Manager is responsible for accounts that have different advisory fees -- the difference in fees could create an incentive for the Portfolio Manager to favor one account over another, for example, in terms of access to investment opportunities. This conflict may be heightened if an account is subject to a performance-based fee. Another potential conflict may arise when the Portfolio Manager has an investment in one or more accounts that participates in transactions with other accounts. His or her investment(s) may create an incentive for the Portfolio Manager to favor one account over another. SSgA FM has adopted policies and procedures reasonably designed to address these potential material conflicts. For instance, portfolio managers within SSgA FM are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources. Additionally, SSgA FM and its advisory affiliates utilize a system for allocating investment opportunities among portfolios that is designed to provide a fair and equitable allocation.

Under "Compensation of Fund Portfolio Managers" with respect to the Equity Investments of CSIF Balanced Portfolio on page 45 of the Statement of Additional Information, delete the disclosure relating to SSgA FM and replace with the following:

SSgA FM:
Ric Thomas and John O'Connell
Compensation with Respect to Management of CSIF Balanced and Other Accounts as of September 30, 2005 (July 31, 2006 for Mr. O'Connell)
Type of Compensation Received	Source of Compensation	Criteria on which Compensation is Based
Salary	SSgA FM

The compensation of SSgA FM's investment professionals is based on a number of factors. The first factor considered is external market. Through an extensive compensation survey process, SSgA FM seeks to understand what its competitors are paying people to perform similar roles. This data is then used to determine a competitive baseline in the areas of base pay, bonus, and long term incentive (i.e. equity).

Bonus	SSgA FM

In addition to the above, the second factor taken into consideration is the size of the pool available for this compensation. SSgA FM is a part of State Street Corporation, and therefore works within its corporate environment on determining the overall level of its incentive compensation pool. Once determined, this pool is then allocated to the various locations and departments of SSgA and SSgA FM. The determination of the allocation amounts to these locations and departments is influenced by the competitive market data, as well as the overall performance of the group. The pool is then allocated to individual employees based on their individual performance. There is no fixed formula for determining these amounts, nor is anyone's compensation directly tied to the investment performance or asset value of a product or strategy.

Deferred Compensation	SSgA FM

1. Deferred Equity determined by competitive market data.

2. Component of Bonus -- firm wide incentive equity compensation pool; manager distributes based on overall performance of the group and individual.

Other Compensation or Benefits Not Generally Available to All Salaried Employees	n/a	n/a

Under "Securities Ownership of Portfolio Managers of the Portfolios" with respect to CSIF Balanced Portfolio on pages 49-50 of the Statement of Additional Information, delete Arlene Rockefeller of SSgA FM and revise the chart as follows for SSgA FM:

Portfolio	Firm	Name of Portfolio Manager	Portfolio Ownership
CSIF Balanced	SSgA FM	Ric Thomas	None
		John O'Connell (as of July 31, 2006)	None

STATEMENT OF ADDITIONAL INFORMATION -- CSIF EQUITY PORTFOLIO
Atlanta Capital Management Company, LLC

Under "Other Accounts Managed by Fund Portfolio Managers" with respect to CSIF Equity Portfolio on page 37 of the Statement of Additional Information, delete the chart relating to Paul J. Marshall of Atlanta Capital and replace with the following:

Atlanta Capital:
Richard B. England
Accounts Managed other than CSIF Equity as of July 31, 2006	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	2	4	715
Total Assets in Other Accounts Managed	$178 million	$126 million	$3.9 billion
Number of Other Accounts in which Advisory Fee is Based on Account's Performance	0	0	2
Total Assets in Other Accounts in which Advisory Fee is Based on Account's Performance	$0	$0	$269 million

Under "Potential Conflicts of Interest in Managing a Portfolio and Other Accounts" with respect to CSIF Equity Portfolio on page 41 of the Statement of Additional Information, delete Paul J. Marshall of Atlanta Capital from the heading and revise the heading as follows:

CSIF Equity

ATLANTA CAPITAL:
Daniel W. Boone, III, CFA, Marilyn R. Irvin, William R. Hackney III and Richard B. England

(as of July 31, 2006 for Mr. England)

Under "Compensation of Fund Portfolio Managers" with respect to CSIF Equity Portfolio on pages 46-47 of the Statement of Additional Information, delete Paul J. Marshall of Atlanta Capital and revise the heading and the title of the chart as follows:

CSIF EQUITY

Atlanta Capital:
Daniel W. Boone, III, CFA, Marilyn R. Irvin, William R. Hackney III and Richard B. England
Compensation with Respect to Management of CSIF Equity and Other Accounts as of September 30, 2005 (July 31, 2006 for Mr. England)

Under "Securities Ownership of Portfolio Managers of the Portfolios" with respect to CSIF Equity Portfolio on pages 49-50 of the Statement of Additional Information, delete Paul J. Marshall of Atlanta Capital and revise the chart as follows for Atlanta Capital:

Portfolio	Firm	Name of Portfolio Manager	Portfolio Ownership
CSIF Equity	Atlanta Capital	Daniel W. Boone, III, CFA	> $1, 000, 000
		Marilyn R. Irvin	None
		William R. Hackney, III	None
		Richard B. England (as of July 31, 2006)	None

STATEMENT OF ADDITIONAL INFORMATION -- CSIF ENHANCED EQUITY PORTFOLIO
SSgA Funds Management, Inc.

Under "Other Accounts Managed by Fund Portfolio Managers" with respect to CSIF Enhanced Equity Portfolio on page 38 of the Statement of Additional Information, replace the chart relating to SSgA FM with the following:

CSIF ENHANCED EQUITY

SSgA FM:
Ric Thomas

Accounts Managed other than CSIF Enhanced Equity as of September 30, 2005*	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	5	29	63
Total Assets in Other Accounts Managed	$859 million	$39.232 billion	$26.815 billion
Number of Other Accounts in which Advisory Fee is Based on Account's Performance	0	25**	26
Total Assets in Other Accounts in which Advisory Fee is Based on Account's Performance	$0	$38.708 billion**	$15.637 billion

* Please note that SSgA FM's enhanced assets are managed on a team basis. This table refers to SSgA, comprised of all of the investment management affiliates of State Street Corporation, including SSgA Funds Management, Inc.

** Includes those pooled investment vehicles in which SSgA's advisory fee from at least one investor is based on the account's performance.

SSgA FM:
John O'Connell

Accounts Managed other than CSIF Enhanced Equity as of July 31, 2006*	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	8	43	63
Total Assets in Other Accounts Managed	$967 million	$46.080 billion	$28.894 billion
Number of Other Accounts in which Advisory Fee is Based on Account's Performance	0	37**	27
Total Assets in Other Accounts in which Advisory Fee is Based on Account's Performance	$0	$44.946 billion**	$15.767 billion

* Please note that SSgA FM's enhanced assets are managed on a team basis. This table refers to SSgA, comprised of all of the investment management affiliates of State Street Corporation, including SSgA Funds Management, Inc.

** Includes those pooled investment vehicles in which SSgA's advisory fee from at least one investor is based on the account's performance.

Under "Potential Conflicts of Interest in Managing a Portfolio and Other Accounts" with respect to CSIF Enhanced Equity Portfolio on page 42 of the Statement of Additional Information, delete the disclosure relating to SSgA FM and replace with the following:

CSIF Enhanced Equity

SSgA FM:
Ric Thomas and John O'Connell (as of July 31, 2006 for Mr. O'Connell)

(See "Conflicts of Interest" above with respect to SSgA FM regarding CSIF Balanced.)

Under "Compensation of Fund Portfolio Managers" with respect to CSIF Enhanced Equity Portfolio on pages 47-48 of the Statement of Additional Information, delete the disclosure relating to SSgA FM and replace with the following:

CSIF ENHANCED EQUITY

SSgA FM:
Ric Thomas and John O'Connell
Compensation with Respect to Management of CSIF Enhanced Equity and Other Accounts as of September 30, 2005 (July 31, 2006 for Mr. O'Connell)
Type of Compensation Received	Source of Compensation	Criteria on which Compensation is Based
Salary	SSgA FM

The compensation of SSgA FM's investment professionals is based on a number of factors. The first factor considered is external market. Through an extensive compensation survey process, SSgA FM seeks to understand what its competitors are paying people to perform similar roles. This data is then used to determine a competitive baseline in the areas of base pay, bonus, and long term incentive (i.e. equity).

Bonus	SSgA FM

In addition to the above, the second factor taken into consideration is the size of the pool available for this compensation. SSgA FM is a part of State Street Corporation, and therefore works within its corporate environment on determining the overall level of its incentive compensation pool. Once determined, this pool is then allocated to the various locations and departments of SSgA and SSgA FM. The determination of the allocation amounts to these locations and departments is influenced by the competitive market data, as well as the overall performance of the group. The pool is then allocated to individual employees based on their individual performance. There is no fixed formula for determining these amounts, nor is anyone's compensation directly tied to the investment performance or asset value of a product or strategy.

Deferred Compensation	SSgA FM

1. Deferred Equity determined by competitive market data.

2. Component of Bonus -- firm wide incentive equity compensation pool; manager distributes based on overall performance of the group and individual.

Other Compensation or Benefits Not Generally Available to All Salaried Employees	n/a	n/a

Under "Securities Ownership of Portfolio Managers of the Portfolios" with respect to CSIF Enhanced Equity Portfolio on pages 49-50 of the Statement of Additional Information, delete Arlene Rockefeller of SSgA FM and revise the chart as follows for SSgA FM:

Portfolio	Firm	Name of Portfolio Manager	Portfolio Ownership
CSIF Enhanced Equity	SSgA FM	Ric Thomas	None
		John O'Connell (as of July 31, 2006)	None